General Information and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
As of June 30, 2025, the 20 subsidiaries included in the Company’s unaudited interim condensed consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	05/02/2007	Magic Wand	47,000	09/01/2008	—
MR Roi Inc.	05/02/2007	Clean Thrasher	47,000	27/02/2008	—
King of Hearts Inc.	17/03/2008	Clean Sanctuary	46,000	14/07/2009	—
Nirvana Product Trading Inc	25/02/2022	Clean Nirvana	50,000	28/03/2022	—
Volume Jet Trading Inc.	25/02/2022	Clean Justice	46,000	31/05/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/05/2022	Suez Enchanted	160,000	03/06/2022	—
Petroleum Trading and Shipping Inc.	21/04/2022	Suez Protopia	160,000	03/06/2022	—
Haven Exotic Trading Inc.	31/01/2023	Eco Wildfire	33,000	28/02/2023	—
Blue Oddysey International Inc.	31/01/2023	Glorieuse	38,000	27/02/2023	—
Aquatic Success International Inc.	06/09/2023	Aquadisiac	51,000	18/02/2024	—
Alpine Hydrocarbons Inc.	06/09/2023	Gstaad Grace II (ex. Stealth Haralambos)*	113,000	28/02/2024	26/04/2024
Poseidonas Corporation Inc.	20/05/2024	Neptulus	33,000	24/08/2024	—
Imperial Petroleum Product Solutions Inc.	20/05/2024	Clean Imperial	40,000	10/01/2025	—
Sapphira Wheat Inc.	13/09/2024	Supra Pasha	56,000	26/04/2025	—
Laurentia Bulk Inc.	13/09/2024	Supra Monarch	56,000	23/05/2025	—
Edrys Shipments Inc.	13/09/2024	Supra Baron	56,000	22/06/2025	—
Ophellia Grain Inc.	13/09/2024	Supra Sovereign	56,000	19/06/2025	—
Guinevere Dry Cargoes Inc.	13/09/2024	Supra Duke	56,000	13/06/2025	—
Artemisia Commodities Inc.	13/09/2024	Eco Sikousis	82,000	31/05/2025	—
Aurellia World Transports Inc.	13/09/2024	Eco Czar	82,000	14/06/2025	—

*	This vessel was sold on April 26, 2024, and the vessel owning company became dormant.